Companies and businesses acquired and divested - Additional Information (Detail) € in Millions				12 Months Ended
	Jul. 21, 2023	Jun. 01, 2023 EUR (€)	Oct. 14, 2022 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jul. 04, 2023 EUR (€)	Apr. 04, 2023	Feb. 28, 2022 EUR (€)
Disclosure of detailed information about business combination [Line Items]
Percentage of voting equity interests acquired					50.00%
Gain on divestment of subsidiaries or associates			€ 87	€ 78	€ 237
Royal London [Member]
Disclosure of detailed information about business combination [Line Items]
Number of sale of high-net worth individual customers							400,000
Poland and romania [member] | Vienna Insurance Group AG Wiener Versicherung Gruppe [Member]
Disclosure of detailed information about business combination [Line Items]
Business sold, business combination		€ 125
INDIA | Bandhan Financial Holdings Limited [Member] | Aegon Life Insurance Co. ltd [member]
Disclosure of detailed information about business combination [Line Items]
Percentage of sale of stake in associate	56.00%
Netherlands [member] | Discontinued operations [member]
Disclosure of detailed information about business combination [Line Items]
Percentage of voting equity interests acquired						29.99%
Netherlands [member] | ASR [Member] | Strategic Sale [Member] | Discontinued operations [member]
Disclosure of detailed information about business combination [Line Items]
Gross cash receivable						€ 2,200
Netherlands [member] | Vereniging Aegon [member] | ASR [Member] | Strategic Sale [Member]
Disclosure of detailed information about business combination [Line Items]
Percentage of voting equity interests acquired						30.00%
Vienna Insurance Group AG Wiener Versicherung Gruppe [Member]
Disclosure of detailed information about business combination [Line Items]
Business sold, business combination			€ 176
Gain (loss) on disposal of Investment		(78)			288
Increase In IFRS Equity					465
Foreign currency translation reserve and revaluation reserve					€ 177
Vienna Insurance Group AG Wiener Versicherung Gruppe [Member] | Central and eastern europe [member]
Disclosure of detailed information about business combination [Line Items]
Sales of interests in other businesses		€ 830
TAG Resources LLC [Member]
Disclosure of detailed information about business combination [Line Items]
Percentage of voting equity interests acquired								100.00%
Total consideration transferred								€ 33
Goodwill recognised as of acquisition date								16
Fair value of net assets								€ 17